Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Income tax payments
Interest payments	56,111		21,206	46,500
Shares issued for convertible notes payable and accrued interest		566,555	5,501,965	506,468
Shares issued and to be issued for share-settled debt	$ 60,835		2,246,334	634,498
Convertible debenture issued for financing fees				250,419
Preferred shares exchanged for shares to be issued				11,541,375
Initial recognition of lease assets			306,622	178,202
Initial recognition of lease liabilities			$ 290,061	$ 171,648